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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement.
                                    [ [ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fountainhead Partners, L.P.
Address:  2201 E. Lamar, Ste. 260
          Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   L. Scott Rand
Title:  Chief Investment Officer
Phone:  817-649-2100

Signature, Place, and Date of Signing:

L. Scott Rand                  Arlington, TX                  February 11, 2005
-------------                  -------------                  -----------------
 [Signature]                        [City]                          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                           ----------
Form 13F Information Table Entry Total:         30
                                           ----------
Form 13F Information Table Value Total:       108,065
                                           ----------
                                           (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2           COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
--------                       --------           --------  --------      --------        --------  --------          --------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS         CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
--------------              --------------         -----    --------   -------  --- ---- ---------- --------    ----    ------  ----
Adaptec Inc               NOTE .75% 12/22/2023   00651FAG3   2,862   3,000,000  PRN         SOLE       N/A   3,000,000
Allied Waste Industries   SDCV 4.25%  4/15/2034  019589AD2   1,327   1,500,000  PRN         SOLE       N/A   1,500,000
Atmel Corp                COMMON                 049513104   2,783     710,000   SH         SOLE       N/A     710,000
Brocade Systems           NOTE 2% 1/1/07         111621AB4   5,700   6,000,000  PRN         SOLE       N/A   6,000,000
Brocade Systems           COMMON                 111621108   2,388     312,600   SH         SOLE       N/A     312,600
Calpine Corp.             COMMON                 131347106     694     176,100   SH         SOLE       N/A     176,100
Celestica Inc             COMMON                 15101Q108   5,291     375,000   SH         SOLE       N/A     375,000
Comverse Technology       DBCV 1.5% 12/1/2005    205862AJ4   4,469   4,560,000  PRN         SOLE       N/A   4,560,000
Culp Inc                  COMMON                 230215105   3,560     525,000   SH         SOLE       N/A     525,000
Department 56             COMMON                 249509100   7,914     475,300   SH         SOLE       N/A     475,300
Extreme Networks          NOTE 3.5% 12/1/2006    30226DAB2   1,468   1,500,000  PRN         SOLE       N/A   1,500,000
Foundry Networks Inc      COMMON                 35063R100   4,803     365,000   SH         SOLE       N/A     365,000
Freescale Semiconductor
  Inc.                    COMMON                 35687M107   3,564     200,000   SH         SOLE       N/A     200,000
Gap Stores                NOTE 5.75% 3/15/2009   364760AJ7   9,975   7,500,000  PRN         SOLE       N/A   7,500,000
Griffon Corp              NOTE 4% 7/18/2023      398433AC6   1,993   1,500,000  PRN         SOLE       N/A   1,500,000
International Rectifier
  Corp                    NOTE 4.25% 7/15/2007   460254AE5   3,980   4,000,000  PRN         SOLE       N/A   4,000,000
Invitrogen Corp           NOTE 2.25% 12/15/2006  46185RAD2   1,002   1,000,000  PRN         SOLE       N/A   1,000,000
Leapfrog                  COMMON                 52186N106   2,515     184,900   SH         SOLE       N/A     184,900
Maxtor Corp               NOTE 6.8% 4/30/10      577729AC0     506     500,000  PRN         SOLE       N/A     500,000
Men's Wearhouse           NOTE 3.125% 10/15/2023 587118AC4   8,990   8,750,000  PRN         SOLE       N/A   8,750,000
Mercury Interactive
  Corp                    NOTE 4.75% 7/1/2007    589405AB5   1,014   1,004,000  PRN         SOLE       N/A   1,004,000
Meristar Hospitality
  Corp                    NOTE 9.5% 4/1/2010     58984YAJ2   1,564   1,200,000  PRN         SOLE       N/A   1,200,000
Pfizer Inv                COMMON                 717081103   2,017      75,000   SH         SOLE       N/A      75,000
Pfizer Inv                CALL                   717081903     349       2,250      CALL    SOLE       N/A       2,250
PMC-Sierra Inc            NOTE 3.75% 8/15/2006   69344FAB2   6,446   6,351,000  PRN         SOLE       N/A   6,351,000
Quantum Corp              NOTE 4.375% 8/1/2010   747906AE5   8,715   9,000,000  PRN         SOLE       N/A   9,000,000
RF Micro Devices          NOTE 1.5% 7/1/2010     749941AE0   4,552   4,000,000  PRN         SOLE       N/A   4,000,000
Sanmina Corp              COMMON                 800907107   2,668     315,000   SH         SOLE       N/A     315,000
Skechers USA Inc          NOTE 4.50% 4/15/2007   830566AB1     494     500,000  PRN         SOLE       N/A     500,000
Toys R Us                 COMMON                 892335100   4,462     218,000   SH         SOLE       N/A     218,000